Reconciliation Of Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Effective Income Tax Rate Reconciliation, Amount
Pretax Income (Loss)			$ (4,238)	$ 7,308	$ (11,944)
Tax at federal statutory rate			(1,441)	2,485	(4,061)
State tax, net of federal tax benefit			(151)	563	(855)
Share-based compensation expense			(314)	(593)	181
Tax credits				(459)	(140)
Change in valuation allowance			1,934	(2,534)	5,409
Change in unrecognized tax benefit			150	518
Other			(178)	20	(534)
Income tax expense	$ 1,059	$ 0	$ 0	$ 0	$ 0
Tax at federal statutory rate			34.00%	34.00%	34.00%
State tax, net of federal tax benefit			3.56%	7.70%	7.16%
Share-based compensation expense			7.41%	(8.11%)	(1.52%)
Tax credits			0.00%	(6.28%)	1.17%
Change in valuation allowance			(45.63%)	(34.67%)	(45.28%)
Change in unrecognized tax benefit			(3.54%)	7.09%	0.00%
Other			4.20%	0.27%	4.47%
Effective Income Tax Rate Reconciliation, Percent, Total			0.00%	0.00%	0.00%